Mar. 01, 2017

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses

and Summary Prospectuses, as applicable

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Transamerica Developing Markets Equity

Transamerica International Equity Opportunities

Effective immediately, the following is added after the fifth paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for Transamerica Developing Markets Equity, and after the seventh paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica Developing Markets Equity” section of the Prospectus:

The fund may invest up to 5% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on the Shanghai Stock Exchange or the Shenzhen Stock Exchange.

Effective immediately, the following is added after the fourth paragraph of the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus for Transamerica International Equity Opportunities, and after the seventh paragraph of the “More on Each Fund’s Strategies and Investments – Transamerica International Equity Opportunities” section of the Prospectus:

The fund may invest up to 5% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on the Shanghai Stock Exchange or the Shenzhen Stock Exchange.

Effective immediately, the following risk is added alphabetically to the “Principal Risks” section of the Prospectus and the Summary Prospectuses for Transamerica Developing Markets Equity and Transamerica International Equity Opportunities:

China A–Shares—The fund may invest in equity securities of certain Chinese companies, referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to quota limitations, which may restrict the fund’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the fund is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are in their early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Programs are subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Programs, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that all three exchanges will continue to support the Programs in the future.

Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market. The regulatory and legal framework for capital markets in mainland China may not be as well developed as those of developed countries. Chinese accounting standards and practices may deviate significantly from international accounting standards. The settlement and clearing systems of the Chinese securities markets may not be well tested and may be subject to increased risks of error or inefficiency. In addition, changes in mainland China’s taxation legislation could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the fund.

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Investors Should Retain this Supplement for Future Reference

May 19, 2017